Property, Equipment and Software, Net (LendingClub Corp)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Equipment and Software, Net

3. PROPERTY AND EQUIPMENT

At September 30, 2017 and December 31, 2016, property and equipment consists of the following:

	September 30, 2017	December 31, 2016
Computer equipment	$99,556	$99,556
Furniture and fixtures	21,303	21,303
Leasehold improvements	7,112	7,112
	$127,971	$127,971
Less accumulated depreciation and amortization	113,144	108,649
Total	$14,827	$19,322

Depreciation of property and equipment amounted to $4,495 and $7,045 during the nine months ended September 30, 2017 and 2016, respectively. Depreciation of property and equipment amounted to $1,451 and $3,212 during the three months ended September 30, 2017 and 2016, respectively. Depreciation costs are included in the accompanying statements of operations in operating expenses.

3.	PROPERTY AND EQUIPMENT

At December 31, 2016 and 2015, property and equipment consists of the following:

	2016	2015
Computer equipment	$99,556	$111,196
Furniture and fixtures	21,303	21,303
Leasehold improvements	7,112	35,897
	127,971	168,396

Less accumulated depreciation and amortization	108,649	139,885

Total	$19,322	$28,511

Depreciation of property and equipment amounted to $8,618 and $14,124 during the years ended December 31, 2016 and 2015, respectively. Depreciation costs are included in the accompanying statements of operations in operating expenses.

LendingClub Corp [Member]
Property, Equipment and Software, Net

8. Property, Equipment and Software, Net

Property, equipment and software, net, consist of the following:

	September 30, 2017	December 31, 2016
Internally developed software (1)	$108,635	$75,202
Leasehold improvements	24,653	22,637
Computer equipment	18,854	18,080
Purchased software	7,750	7,598
Furniture and fixtures	7,229	6,827
Construction in progress	1,897	707
Total property, equipment and software	169,018	131,051
Accumulated depreciation and amortization	(68,336)	(41,788)
Total property, equipment and software, net	$100,682	$89,263

(1)	Includes $12.3 million and $7.4 million in development in progress as of September 30, 2017 and December 31, 2016, respectively.

Depreciation and amortization expense on property, equipment and software was $10.3 million and $29.2 million for the third quarter and first nine months of 2017, respectively. Depreciation and amortization expense on property, equipment and software was $6.5 million and $17.8 million for the third quarter and first nine months of 2016, respectively.

7. Property, Equipment and Software, Net

Property, equipment and software, net, consist of the following:

December 31,	2016	2015
Internally developed software (1)	$75,202	$40,709
Leasehold improvements	22,637	11,559
Computer equipment	18,080	14,076
Purchased software	7,598	5,336
Furniture and fixtures	6,827	5,086
Construction in progress	707	2,870
Total property, equipment and software	131,051	79,636
Accumulated depreciation and amortization	(41,788)	(23,706)
Total property, equipment and software, net	$89,263	$55,930

(1)	Includes $7.4 million and $459 thousand in construction in progress as of December 31, 2016 and 2015, respectively.

Depreciation and amortization expense on property, equipment and software was $25.1 million, $16.2 million and $6.4 million for the years ended December 31, 2016, 2015 and 2014, respectively. The Company recorded impairment expense of $1.1 million, $0.6 million and $0.5 million, included in other general and administrative expense in the consolidated statements of operations, for the years ended December 31, 2016, 2015 and 2014, respectively.